RELATED PARTY TRANSACTIONS - Related party balances (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Note payable to related party	$ 196	$ 193	$ 189
Metaminds Technologies [Member]
Related Party Transaction [Line Items]
Amount payable to related party	0	196
Metaminds Global
Related Party Transaction [Line Items]
Amount payable to related party	0	317	757
Mondee Group LLC
Related Party Transaction [Line Items]
Amount payable to related party	0	203
Loan receivable from Related Party	0	22,054	21,547
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Note payable to related party	$ 196	$ 193	$ 189